Adoption of IFRS 16 Leases - Additional Information (Detail) $ in Millions	Jan. 01, 2019 USD ($)
Presentation Of Leases For Lessee [Abstract]
Accumulated impact in equity	$ 4
Lease liabilities	16,037
Additional right-of-use assets	$ 15,558